[INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116]

                                                                     May 5, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:      FFTW Funds, Inc. (the "Fund")
         File Nos. 33-27896, 811-5796

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the Prospectus and Statement of Additional Information with respect to the Advisor Class Shares for the above-referenced Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 34 (the "Amendment") to the Fund's Registration Statement on Form N-1A which was filed electronically on April 29, 2005 (Accession No. 0000950136-05-002414).

     I anticipate filing a definitive Prospectus and Statement of Information with respect to the Investor Class Shares under paragraph (c) of Rule 497 within five days of the commencement of the public offering of Investor Class Shares.

     Should you have any questions regarding this filing, please contact the undersigned at (617) 937-7076.

                                                        Very truly yours,

                                                           /s/ Brian F. Link
                                                           Brian F. Link Esq.
                                                           Associate Counsel